(ICON)
Prudential
Global
Limited
Maturity
Fund, Inc.

Limited Maturity
Portfolio

SEMI
ANNUAL
REPORT

April 30, 1997
(LOGO)

Prudential Global Limited Maturity Fund,
Inc.
Limited Maturity Portfolio

Performance At A Glance.
Concerns that a robust U.S. economy
could ignite inflation early in 1997
pushed
U.S. government bond prices lower,
which, in turn, dragged down prices of
some
foreign bonds. Yet, the Prudential
Global Limited Maturity Fund -- Limited
Maturity Portfolio scored solid returns
for the six-month period ended April
30, 1997. Your Fund finished
significantly ahead of the average
global income
fund tracked by Lipper Analytical
Services thanks to our strong position
in
the U.S. dollar as well as our holdings
in emerging market bonds.

Cumulative Total Returns1
As of 4/30/97
                              Six
One       Five             Since
                             Months
Year      Years          Inception2
Class A                       2.5%
9.2%      23.9%           41.4%
Class B                       2.2
8.5       19.8            35.1
Class C                       2.2
8.5       N/A             20.2
Class Z                       N/A
N/A       N/A              0.7
Lipper Global
Income Fund Avg3              0.1
7.6       38.4           ***

Average Annual
Total Returns1
As of 3/31/97

One       Five             Since

Year      Years          Inception2
Class A
6.8%       3.8%            4.9%
Class B
6.4        3.8             4.7
Class C
8.4        N/A             6.9

Past performance is not indicative of
future results. Total return and
principal will fluctuate so that an
investor's shares, when redeemed, may be worth more or less than their original cost.

1Source: Prudential Investments Fund
Management and Lipper Analytical
Services.
The cumulative total returns do not take into account sales charges. The average annual total returns do take into account sales charges. The Fund charges a maximum front-end sales load of 3% for Class A shares. Class B shares are subject to a declining contingent deferred sales charge (CDSC) of 3%, 2%, 1% and 1% over four years. Class C shares have a 1% CDSC for one year.
Class Z
shares carry no sales charges or
distribution fees. Since Class Z shares
have
been in existence less than a year, no
average annual total returns are
presented. Class B shares will
automatically convert to Class A shares
on a
quarterly basis after approximately five years.

2Inception dates: 11/1/90 for Class A
and Class B shares; 8/1/94 for Class C
shares; 1/27/97 for Class Z shares.

3This is the Lipper Global Income Fund
average of 140 funds for six months,
133 funds for one year and 43 funds for
five years, as measured by Lipper
Analytical Services.

*** Lipper Since Inception returns were:
Class A & B, 54.7% for 27 funds;
Class C, 26.2% for 87 funds; and Class
Z, -1.1 for 143 funds.

How Investments Compared.
   (As of 4/30/97)
      (GRAPH)
Source: Lipper Analytical Services.
Financial markets change, so a mutual
fund's past performance should never be
used to predict future results. The
risks to each of the investments listed
above are different -- we provide 12-
month total returns for several Lipper
mutual fund categories to show you that
reaching for higher returns means
tolerating more risk. The greater the
risk,
the larger the potential reward or loss.
In addition, we've included historical
20-year average annual returns. These
returns assume the reinvestment of
dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other investments.
Smaller
capitalization stocks offer greater
potential for long-term growth but may
be
more volatile than larger capitalization stocks.

General Bond Funds provide more income
than stock funds, which can help smooth
out their total returns year by year.
But their prices still fluctuate
(sometimes significantly) and their
returns have been historically lower
than
those of stock funds.

General Municipal Debt Funds invest in
bonds issued by state governments,
state agencies and/or municipalities.
This investment provides income that is
usually exempt from federal and state
income taxes.

Money Market Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Simon Wells and Gabriel Irwin, Fund
Managers

Portfolio
Managers' Report
(PHOTOS)

The Fund seeks total return by investing primarily in debt securities denominated in the U.S. dollar and a range of foreign currencies. The Fund's weighted average maturity ranges from more than two but less than five years, with each security generally maturing in no more than 10 years. The Fund may invest up to 20% of total assets in securities rated below investment grade, but with a minimum rating of B by Moody's Investors Service or Standard &
Poor's Ratings Group or  another
nationally recognized statistical rating organization. The Fund is non-diversified, meaning it may invest more than 5% of its total assets in the securities of one or more issuers. This carries greater risk and greater share price volatility than investments held in a more diversified portfolio.

Our Dollar
Position.

Your Fund was positioned to take
advantage of further gains by the U.S.
dollar
-- and we were not disappointed. The
dollar rose 12.4% against the Deutsche
Mark and 9.3% against the Japanese yen
from year-end 1996 through  April 30,
1997. In fact, the Fund held nearly 90%
of total investments in the U.S. dollar
or dollar-zone currencies by the end of
the reporting period.

Strategy Session.
The U.S. economy grew at a rapid 3.8% in the fourth quarter of 1996 then an even faster 5.8% in the first quarter of 1997. Investors feared that the
Federal Reserve would raise short-term
interest rates to keep the vigorous
economy from sparking higher inflation,
which erodes the value of a bond's
fixed interest payments. Prices fell on
U.S. government bonds and some foreign
debt before the central bank added a
quarter of a percentage point to the
federal funds rate, bringing it to 5.50% on March 25, 1997.

Your Fund performed well despite the
general decline in world bond markets
during the first quarter of 1997 because we reduced our duration to 2.8 years from 2.9 years; increased our exposure to the dollar; and held about a third of total investments in emerging market debt.

Although U.S. government bonds
encountered difficulty, the dollar
climbed in
value against foreign currencies. To
shelter our gains on some bonds
denominated in foreign currencies, we
purchased contracts to deliver these
currencies in exchange for dollars.

Among our diverse holdings of higher-
yielding emerging markets bonds were
Mexico, Argentina, Hungary, Romania and
Poland. We also invested for the first
time in bonds denominated in Greek
drachmas, which were 2% of total
investments. But we sold Czech koruna
bonds because we believed the rally in
this market had run its course, and that the investment carried too much risk.

    Portfolio Breakdown.
Expressed as a percentage of
total investments as of 4/30/97.
         (PIE CHART)

What Went Well.

Rule Britannia.
British government bonds and the British pound were strong performer during the reporting period. Uncertainty before the British elections had cheapened
British bonds initially in 1997. But
bond prices rebounded as pre-election
jitters faded. Anticipation of a victory by the Labor Party, thought by some investors to be more sympathetic to plans for a single European currency, also caused British bonds to trade more in line with their German counterparts. The
British components of the J.P. Morgan
Government Bond Index returned a hefty
4.8% in local currency terms in the six-month period ended April 30, 1997 well above the 2.9% posted by the Index.

The British pound increased in value as
investors pushed up short-term interest
rates in the United Kingdom amid
expectations of another rate increase by the government. Higher rates often strengthen a currency by making deposits denominated in that currency more attractive to foreign investors. Of course we kept our exposure to the pound.

Right Move At The Right Time.
Our sale of Czech koruna securities was
also quite fortunate. Shortly after
selling our position, the koruna
experienced a signficant devaluation
during
the month of May.

Five Largest
Issuers.
8.5%               Queensland Treasury
                   Corp. Gov't Bonds
8.3%               Canadian Gov't Bonds
6.9%               U.S. Treasury Notes
5.1%               Joint Repurchase
                   Agreement Account
4.3%               Kingdom of Denmark
Expressed as a percentage of total
investments as of 4/30/97.

And Not So Well.

The 50 States And Kiwi.
In the six-month period ended April 30,
1997 U.S. government bonds returned
1.5% in local currency terms as measured by the J.P. Morgan Government Bond
Index. New Zealand government bonds were influenced by the U.S. performance and returned 1.7% in local currency terms. Both lagged the 2.9% posted by the
Index.

Looking Ahead.
We may become more cautious about the
dollar. Signs of recovery in the
Japanese economy have fueled speculation that the Bank of Japan could increase its record low interest rates in July.
This will likely strengthen the yen
against the dollar as investors rush to
purchase the Japanese currency before
official rates rise in Tokyo. We remain
more optimistic that the dollar will
rally against the German mark. The
German government wants a strong dollar
and
weak mark because this makes German
exports more competitive. But should the dollar tumble against the yen, it could also slip versus European currencies.

-  Britain: We are shifting out of
British government bonds. The bond rally there has probably run its course.
British pounds were undervalued but no
longer represent a buying opportunity.

-  Sweden: We are shifting into Swedish
bonds. Inflation here is expected to
increase only  0.5% this year and 1.5%
next year. Yields on Swedish bonds are
very attractive relative to inflation.
----------------------------------------
---------------------------------------
                                    1

President's Letter
June 9, 1997
                          Staying The
Course.
(PHOTO)
Dear Shareholder:

With the midpoint of 1997 upon us, I'm
pleased to report that the recent news
from the financial markets has been
decidedly upbeat. The Dow Jones
Industrial
Average has gained nearly 17% through
mid-June, while lower long-term interest rates have made bonds an attractive investment.

This stands in contrast to April when
the Dow fell 10% from a record high on
fears of higher interest rates and
surging inflation. Interest rates have
since fallen as the economy slowed and
the Dow has reached several new highs.

The market swings we've seen this year
illustrate the importance of "staying
the course" to your financial goal. We
realize that maintaining investment
discipline when faced with market
uncertainty isn't easy. Here are some
thoughts that may help:

-  Keep Your Expectations Realistic. The
best investors know that financial
   markets rise and fall -- and so too,
will the value of their investments.
   Over time, however, stocks have been
shown to produce very attractive
   returns that were well ahead of
inflation.

-  Remember Your Time Horizon. If your
investment goals are long term (several
   years or more), so should your time
horizon. During this period, it's not
   unusual for stocks and bonds to
experience several periods of market
   uncertainty.

-  We're On Your Side. Your Prudential
Securities Financial Advisor or Pruco
   Securities Registered Representative
can help you understand what's
   happening in the financial markets.
They can assist you in making informed
   decisions based upon a thorough
knowledge of your financial needs and
long-
   term goals. Call him or her today.

Thank you for your continued confidence
in Prudential mutual funds. We'll do
everything we can to keep you informed
and to earn your trust.

Sincerely,

Brian M. Storms
President, Prudential Mutual Funds &
Annuities
----------------------------------------
---------------------------------------
                                   2

PRUDENTIAL GLOBAL LIMITED
Portfolio of Investments as
MATURITY FUND, INC.
of April 30, 1997 (Unaudited)
LIMITED MATURITY PORTFOLIO
----------------------------------------
--------------------

Principal
US$
Amount
Value
(000)        Description
(Note 1)
----------------------------------------
--------------------
LONG-TERM INVESTMENTS--77.9%
----------------------------------------
--------------------
Australia--8.3%
             Queensland Treasury Corp.,
A$     4,500 8.00%, 8/14/01
$  3,608,441
     6,000   8.00%, 5/14/03
4,764,361

------------

8,372,802
----------------------------------------
--------------------
Canada--8.1%
             Canadian Gov't. Bonds,
C$     7,500 7.50%, 3/1/01
5,668,836
     3,000   9.00%, 12/1/04
2,466,576

------------

8,135,412
----------------------------------------
--------------------
Denmark--4.2%
Dkr    27,000 Kingdom of Denmark,
                7.00%, 12/15/04
4,275,000
----------------------------------------
--------------------
Germany--4.3%
DM     3,000 Republic of Columbia,
                7.25%, 12/21/00
1,825,049
     3,000   Tokyo Gas Co. Ltd.,
                7.00%, 7/27/05
1,862,242
     1,000   United Mexican States,
                8.125%, 9/10/04
604,890

------------

4,292,181
----------------------------------------
--------------------
Greece--1.8%
             Hellenic Republic,
GRD  160,000 10.70%, 12/31/99
599,295
   325,000   12.60%, 12/31/03, FRN
1,239,152

------------

1,838,447
Hungarian--0.7%
HUF  120,000 Hungary Gov't. Bonds,
                23.50%, 5/17/98
$    678,893
----------------------------------------
--------------------
Ireland--4.2%
IEP     1,000 Euro Investor Bank,
                7.75%, 8/5/03
1,589,820
     1,500   Irish Gov't. Bonds,
                9.25%, 7/11/03
2,594,686

------------

4,184,506
----------------------------------------
--------------------
Netherlands--4.9%
NLG    7,000 Dutch Gov't. Bonds,
                6.50%, 4/15/03
3,844,439
     2,000   Republic of Argentina,
                7.625%, 7/5/99
1,058,432

------------

4,902,871
----------------------------------------
--------------------
New Zealand--2.1%
NZ$    3,000 New Zealand Gov't. Bonds,
                8.00%, 2/15/01
2,103,931
----------------------------------------
--------------------
Poland--0.2%
PLN      750 Gov't. of Poland,
                16.00%, 10/12/98
221,599
----------------------------------------
--------------------
Spain--3.1%
             Spanish Gov't. Bonds,
Pts   300,000 10.30%, 6/15/02
2,418,446
   100,000   8.00%, 5/30/04
741,110

------------

3,159,556

----------------------------------------
----------------------------------------
                                     ---
--
See Notes to Financial Statements.     3

PRUDENTIAL GLOBAL LIMITED
Portfolio of Investments as
MATURITY FUND, INC.
of April 30, 1997 (Unaudited)
LIMITED MATURITY PORTFOLIO
----------------------------------------
--------------------

Principal
US$
Amount
Value
(000)        Description
(Note 1)
----------------------------------------
--------------------
United Kingdom--8.2%
BP       500 Banco Nacional de Comercio
                Exterior SNC,
                8.75%, 9/28/00
$    800,357
     2,000   Kingdom of Denmark,
                6.75%, 8/24/98
3,241,972
     1,300   Powergen PLC,
                8.875%, 3/26/03
2,201,103
     1,200   United Kingdom Treasury
Bonds,
                7.75%, 9/8/06
1,982,038

------------

8,225,470
----------------------------------------
--------------------
United States--27.8%
Central Banks--0.8%
US$      750 Banco del Estado Chile,
                8.39%, 8/1/01
776,250

------------
Corporate Bonds--2.9%
     1,000   Cadbury Schweppes, PLC
                6.25%, 10/4/99
993,000
     2,000   Ford Motor Credit Co.,
                6.25%, 11/8/00
1,966,000

------------

2,959,000
Sovereign Bonds--16.1%
     1,250   Bancomer S.A.,
                8.00%, 7/7/98
1,251,875
     2,000   Communidad de Madrid,
                5.75%, 7/8/98
1,983,000
     3,080   Empresa de Petroleos,
                7.25%, 7/8/98
3,090,780
     1,750   Municipality of Rio de
Janeiro,
                10.375%, 7/12/99
1,804,687
     1,750   National Bank of Romania,
                9.75%, 6/25/99
1,776,250
US$    1,000 Petroleas Mexicano, FRN,
                6.5625%, 3/8/99
$    972,500
       485   Republic of Argentina, FRB,
                6.75%, 3/31/05
444,988
       870   Republic of Brazil,
                6.50%, 1/1/01
853,688
       964   Republic of Croatia, FRN,
                6.50%, 7/31/06
940,896
       500   Sultan of Oman,
                7.125%, 3/20/02
497,375
     1,015   Trinidad & Tobago Republic,
                9.75%, 11/3/00
1,050,525
     1,500   United Mexican States, FRN,
                7.625%, 8/6/01
1,519,200

------------

16,185,764
Supranational Bonds--1.3%
     1,300   Corporacion Andina de
Formento,
                7.25%, 4/30/98
1,312,350

------------
U.S. Government Obligations--6.7%
             United States Treasury
Notes,
     1,250   5.875%, 8/15/98
1,246,487
     4,500   6.125%, 9/30/00
4,451,490
     1,000   7.875%, 11/15/04
1,068,440

------------

6,766,417

------------

27,999,781

------------
             Total long-term investments
                (cost US$80,253,967)
78,390,449

------------
SHORT-TERM INVESTMENTS--19.9%
----------------------------------------
--------------------
Hungarian--0.3%
HUF   60,000 Hungarian Treasury Bills,
                25.00%, 5/27/97
328,350

----------------------------------------
----------------------------------------
                                     ---
--
See Notes to Financial Statements.     4

PRUDENTIAL GLOBAL LIMITED
Portfolio of Investments as
MATURITY FUND, INC.
of April 30, 1997 (Unaudited)
LIMITED MATURITY PORTFOLIO
----------------------------------------
--------------------

Principal
US$
Amount
Value
(000)        Description
(Note 1)
----------------------------------------
--------------------
Indonesia--1.5%
IDR 1,000,000 Bank Negara Indonesia,
NCD,
                12.65%, 12/7/97
$    380,683
 1,000,000   Bank Rakyat, NCD,
                13.375%, 5/27/97
407,195
 2,000,000   Bank Tabungan Negara, NCD,
                13.00%, 2/18/98
743,809

------------

1,531,687
----------------------------------------
--------------------
Italy--2.4%
Lira 4,000,000 Pepsico, Inc.,
                11.375%, 2/13/98
2,395,335
----------------------------------------
--------------------
Poland--1.3%
PLN      750 General Electric Capital
Corp.,
                18.25%, 2/27/98
229,515
       750   ING Poland,
                21.50%, 8/4/97
236,269
             Polish Treasury Bills,
     1,000   20.85%, 6/4/97
309,914
     2,000   21.82%, 4/15/98
523,558

------------

1,299,256
----------------------------------------
--------------------
Spain--1.3%
Pts   180,000 Republic of Argentina,
                12.80%, 12/9/97
1,279,676
United Kingdom--1.6%
BP      1,000 Halifax Building Society,
                8.75%, 10/17/97
$  1,635,582
----------------------------------------
--------------------
United States--11.5%
US$    2,500 Empresas La Moderna S.A. de
                C.V.,
                10.25%, 11/12/97
2,537,500
     3,000   Fomento Economico Mexicano,
                S.A. de C.V.,
                9.50%, 7/22/97
3,028,500
     5,014   Joint Repurchase Agreement
                Account,
                5.42%, 5/1/97 (Note 5)
5,014,000
     1,000   Nacional Financiera SNC,
                5.875%, 2/17/98
987,000

------------

11,567,000

------------
             Total short-term
investments
                (cost US$20,418,416)
20,036,886

------------
----------------------------------------
--------------------
Total Investments--97.8%
             (cost US$100,672,383; Note
4)        98,427,335
             Other assets in excess of
                liabilities--2.2%
2,208,645

------------
             Net Assets--100%
$100,635,980

------------

------------

---------------
Portfolio securities are classified by
country according to the
security's currency denomination.
FRN--Floating Rate Note.
FRB--Floating Rate Bond.
NCD--Negotiable Certificate of Deposit.
----------------------------------------
----------------------------------------
                                     ---
--
See Notes to Financial Statements.     5

PRUDENTIAL GLOBAL LIMITED
Statement of Assets and Liabilities
MATURITY FUND, INC.
(Unaudited)
LIMITED MATURITY PORTFOLIO
----------------------------------------
----------------------------------------

Assets
April 30, 1997
Investments, at value (cost
$100,672,383)...........................
 ........................................
$ 98,427,335
Cash....................................
 ........................................
 ............................
843
Interest
receivable..............................
 ........................................
 ...................          2,816,633
Forward currency contracts - net amount
receivable from
counterparties..........................
 ............            473,138
Receivable for Fund shares
sold....................................
 ........................................
 .              4,263
Other
assets..................................
 ........................................
 ......................
2,147

--------------
   Total
assets..................................
 ........................................
 ...................        101,724,359

--------------
Liabilities
Foreign currency overdraft (cost
$13,685)................................
 ...................................
13,936
Payable for investments
purchased...............................
 ........................................
 ....            479,484
Payable for Fund shares
reacquired..............................
 ........................................
 ....            211,183
Dividends
payable.................................
 ........................................
 ..................            166,724
Accrued
expenses................................
 ........................................
 ....................            152,445
Due to
Manager.................................
 ........................................
 .....................             45,818
Due to
Distributor.............................
 ........................................
 .....................             18,789

--------------
   Total
liabilities.............................
 ........................................
 ...................          1,088,379

--------------
Net
Assets..................................
 ........................................
 ........................
$100,635,980

--------------

--------------
Net assets were comprised of:
   Common stock, at
par.....................................
 ........................................
 ........       $     11,862
   Paid-in capital in excess of
par.....................................
 ....................................
138,883,559

--------------

138,895,421
   Undistributed net investment
income..................................
 ....................................
3,979,618
   Accumulated net realized loss on
investments.............................
 ................................
(40,381,944)
   Net unrealized depreciation on
investments and foreign
currencies..............................
 ..........         (1,857,115)

--------------
Net assets, April 30,
1997....................................
 ........................................
 ......       $100,635,980

--------------

--------------
Class A:
   Net asset value and redemption price
per share
      ($87,962,408 / 10,373,833 shares
of common stock issued and
outstanding)............................
 ..              $8.48
   Maximum sales charge (3.00% of
offering
price)..................................
 .........................
 .26

--------------
   Maximum offering price to
public..................................
 .......................................
$8.74

--------------

--------------
Class B:
   Net asset value, offering price and
redemption price per share
      ($12,544,289 / 1,473,332 shares of
common stock issued and
outstanding)............................
 ...              $8.51

--------------

--------------
Class C:
   Net asset value, offering price and
redemption price per share
      ($129,083 / 15,161 shares of
common stock issued and
outstanding)............................
 .........              $8.51

--------------

--------------
Class Z:
   Net asset value, offering price and
redemption price per share
      ($199.64 / 23.527 shares of common
stock issued and
outstanding)............................
 ..........              $8.49

--------------

--------------

----------------------------------------
----------------------------------------
                                     ---
--
See Notes to Financial Statements.     6

PRUDENTIAL GLOBAL LIMITED
MATURITY FUND, INC.
LIMITED MATURITY PORTFOLIO
Statement of Operations (Unaudited)
----------------------------------------
--------------------

Six Months

Ended
Net Investment Income
April 30, 1997
Income

Interest................................
 ..    $  4,449,936

--------------
Expenses
   Management
fee............................
293,135
   Distribution fee--Class
A.................          58,922
   Distribution fee--Class
B.................         104,748
   Distribution fee--Class
C.................             369
   Custodian's fees and
expenses.............          97,000
   Transfer agent's fees and
expenses........          94,000
   Reports to
shareholders...................
50,000
   Registration
fees.........................
35,000
   Directors' fees and
expenses..............          25,000
   Audit
fees................................
20,000
   Legal fees and
expenses...................
12,000

Miscellaneous...........................
 ..           3,637

--------------
      Total
expenses.........................
793,811

--------------
Net investment
income........................
3,656,125

--------------
Realized and Unrealized
Gain (Loss) on Investments and
Foreign Currency Transactions
Net realized gain (loss) on:
   Investment
transactions...................
(370,627)
   Foreign currency
transactions.............
3,890,784

--------------

3,520,157

--------------
Net change in unrealized appreciation
   (depreciation) of:

Investments.............................
 ..      (4,937,423)
   Foreign
currencies........................
476,968

--------------

(4,460,455)

--------------
Net loss on investments and foreign

currencies..............................
 ..        (940,298)

--------------
Net Increase in Net Assets
Resulting from
Operations....................    $
2,715,827

--------------

--------------

PRUDENTIAL GLOBAL LIMITED
MATURITY FUND, INC.
LIMITED MATURITY PORTFOLIO
Statement of Changes in Net Assets
(Unaudited)
----------------------------------------
--------------------

                                     Six
Months

Ended            Year Ended
Increase (Decrease)
April 30,         October 31,
in Net Assets
1997               1996
Operations
   Net investment income.........   $
3,656,125      $  8,406,425
   Net realized gain on
      investment and foreign
      currency transactions......
3,520,157         3,647,613
   Net change in unrealized
      appreciation/depreciation
      of investments and foreign
      currencies.................
(4,460,455)        1,604,117
                                   -----
---------    ----------------
Net increase in net assets
   resulting from operations.....
2,715,827        13,658,155
                                   -----
---------    ----------------
Dividends and distributions (Note
   1):
   Dividends from net investment
      income
      Class A....................
(2,763,661)       (3,551,164)
      Class B....................
(889,267)       (4,273,201)
      Class C....................
(3,195)             (258)
      Class Z....................
(2)               --
                                   -----
---------    ----------------

(3,656,125)       (7,824,623)
                                   -----
---------    ----------------
   Distributions in excess of net
      investment income
      Class A....................
(2,439,985)               --
      Class B....................
(799,592)               --
      Class C....................
(2,186)               --
      Class Z....................
(2)               --
                                   -----
---------    ----------------

(3,241,765)               --
                                   -----
---------    ----------------
Fund share transactions (net of
   share conversions) (Note 6)
   Net proceeds from shares
      sold.......................
888,342        43,445,909
   Net asset value of shares
      issued in reinvestment of
      dividends and
      distributions..............
3,969,484         4,419,538
   Cost of shares reacquired.....
(13,947,736)      (66,462,304)
                                   -----
---------    ----------------
Net decrease in net assets from
   Fund share transactions.......
(9,089,910)      (18,596,857)
                                   -----
---------    ----------------
Total decrease...................
(13,271,973)      (12,763,325)
Net Assets
Beginning of period..............
113,907,953       126,671,278
                                   -----
---------    ----------------
End of period....................   $
100,635,980      $113,907,953
                                   -----
---------    ----------------
                                   -----
---------    ----------------

----------------------------------------
----------------------------------------
                                     ---
--
See Notes to Financial Statements.     7

PRUDENTIAL GLOBAL LIMITED

MATURITY FUND, INC.
Notes to Financial Statements
(Unaudited)        LIMITED MATURITY
PORTFOLIO
----------------------------------------
----------------------------------------
Prudential Global Limited Maturity Fund,
Inc. (the 'Fund') is registered under
the Investment Company Act of 1940 as a
non-diversified, open-end management
investment company. The Fund was
incorporated in Maryland on February 21,
1990.
Prior to January 19, 1996 the Fund
consisted of two series, namely: Limited
Maturity Portfolio and Global Assets
Portfolio. On January 19, 1996, the
Limited
Maturity Portfolio acquired the assets
of the Global Assets Portfolio. The
Limited Maturity Portfolio (the
'Portfolio') commenced investment
operations on
November 1, 1990. The investment
objective of the Portfolio is to
maximize total
return, the components of which are
current income and capital appreciation,
by
investing primarily in a portfolio of
investment grade debt securities. The
ability of the issuers of the debt
securities held by the Fund to meet
their
obligations may be affected by economic
developments in a specific country or
industry.
----------------------------------------
--------------------
Note 1. Accounting Policies
The following is a summary of
significant accounting policies followed
by the
Fund, and the Portfolio in the
preparation of its financial statements.
Securities Valuation: In valuing the
Fund's assets, quotations of foreign
securities in a foreign currency are
converted to U.S. dollar equivalents at
the
then current currency value. Government
securities for which quotations are
available will be based on prices
provided by an independent pricing
service or
principal market makers. Other portfolio
securities that are actively traded in
the over-the-counter market, including
listed securities for which the primary
market is believed to be over-the-
counter, will be valued at the average
of the
quoted bid and asked prices provided by
an independent pricing service or by
principal market makers. Any security
for which the primary market is on an
exchange is valued at the last sale
price on such exchange on the day of
valuation or, if there was no sale on
such day, the last bid price quoted on
such day. Securities for which market
quotations are not readily available are
valued at fair value as determined in
good faith by or under the direction of
the Board of Directors.
Short-term securities which mature in
more than 60 days are valued at current
market quotations. Short-term securities
which mature in 60 days or less are
valued at amortized cost which
approximates market value.
In connection with transactions in
repurchase agreements with U.S.
financial
institutions, it is the Fund's policy
that its custodian or designated
subcustodians, as the case may be under
triparty repurchase agreements, take
possession of the underlying collateral
securities, the value of which exceeds
the principal amount of the repurchase
transaction including accrued interest.
If the seller defaults and the value of
the collateral declines or if bankruptcy
proceedings are commenced with respect
to the seller of the security,
realization of the collateral by the
Fund may be delayed or limited.
Foreign Currency Translation: The books
and records of the Fund are maintained
in U.S. dollars. Foreign currency
amounts are translated into U.S. dollars
on
the following basis:
(i) market value of investment
securities, other assets and liabilities-
-at the
closing daily rate of exchange;
(ii) purchases and sales of investment
securities, income and expenses--at the
rate of exchange prevailing on the
respective dates of such transactions.
Although the net assets of the Fund are
presented at the foreign exchange rates
and market values at the close of the
fiscal period, the Fund does not isolate
that portion of the results of
operations arising as a result of
changes in the
foreign exchange rates from the
fluctuations arising from changes in the
market
prices of securities held at the end of
the fiscal period. Similarly, the Fund
does not isolate the effect of changes
in foreign exchange rates from the
fluctuations arising from changes in the
market prices of long-term debt
securities sold during the fiscal
period. Accordingly, such realized
foreign
currency gains and losses are included
in the reported net realized gains
(losses) on investment transactions.
Net realized gain on foreign currency
transactions represents net foreign
exchange gains or losses from sales and
maturities of short-term securities,
holding of foreign currencies, currency
gains or losses realized between the
trade and settlement dates on security
transactions, and the difference between
the amounts of interest and foreign
taxes recorded on the Fund's books and
the
U.S. dollar equivalent amounts actually
received or paid. Net unrealized
currency gains and losses from valuing
foreign currency denominated assets and
liabilities at fiscal period end
exchange rates are reflected as a
component of
net unrealized appreciation/depreciation
on investments and foreign currencies.
Foreign security and currency
transactions may involve certain
considerations
and risks not typically associated with
those of U.S. companies as a result of,
among other factors, the possibility of
political and economic instability and
the level of governmental supervision
and regulation of foreign securities
markets.
----------------------------------------
----------------------------------------
                                     ---
--
                                       8

PRUDENTIAL GLOBAL LIMITED

MATURITY FUND, INC.
Notes to Financial Statements
(Unaudited)        LIMITED MATURITY
PORTFOLIO
----------------------------------------
----------------------------------------
Forward Currency Contracts: A forward
currency contract is a commitment to
purchase or sell a foreign currency at a
future date at a negotiated forward
rate. The Fund enters into forward
currency contracts in order to hedge its
exposure to changes in foreign currency
exchange rates on its foreign portfolio
holdings or on specific receivables and
payables denominated in a foreign
currency. The contracts are valued daily
at current exchange rates and any
unrealized gain or loss is included in
net unrealized appreciation or
depreciation on investments. Gain or
loss is realized on the settlement date
of
the contract equal to the difference
between the settlement value of the
original and renegotiated forward
contracts. This gain or loss, if any, is
included in net realized gain (loss) on
foreign currency transactions. Risks may
arise upon entering into these contracts
from the potential inability of the
counterparties to meet the terms of
their contracts.
Securities Transactions and Net
Investment Income: Securities
transactions are
recorded on the trade date. Realized
gains and losses from security and
currency
transactions are calculated on the
identified cost basis. Interest income
is
recorded on the accrual basis. Expenses
are recorded on the accrual basis which
may require the use of certain estimates
by management.
Net investment income (other than
distribution fees) and unrealized and
realized
gains or losses are allocated daily to
each class of shares based upon the
relative proportion of net assets of
each class at the beginning of the day.
Dividends and Distributions: The Fund
declares daily and pays dividends from
book basis net investment income monthly
and makes distributions at least
annually of any net capital gains.
Dividends and distributions are recorded
on
the ex-dividend date.
Income distributions and capital gain
distributions are determined in
accordance
with income tax regulations which may
differ from generally accepted
accounting
principles. These differences are
primarily due to differing treatments
for
foreign currency transactions.
Reclassification of Capital Accounts:
The Portfolio accounts and reports for
distributions to shareholders in
accordance with American Institute of
Certified
Public Accountants (AICPA) Statement of
Position 93-2: Determination,
Disclosure, and Financial Statement
Presentation of Income, Capital Gain,
and
Return of Capital Distributions by
Investment Companies. The effect of
applying
this statement was to increase
undistributed net investment income and
increase
accumulated net realized loss on
investments by $3,401,665. This was
primarily
the result of net foreign currency gains
incurred for the six months ended April
30, 1997. Net investment income, net
realized gains and net assets were not
affected by this change.
Federal Income Taxes: It is the intent
of the Fund to continue to meet the
requirements of the Internal Revenue
Code applicable to regulated investment
companies and to distribute all of its
taxable income to shareholders.
Therefore, no federal income tax
provision is required.
Withholding taxes on foreign interest
have been provided for in accordance
with
the Fund's understanding of the
applicable country's tax rules and
rates.
----------------------------------------
--------------------
Note 2. Agreements
The Fund has a management agreement with
Prudential Investments Fund Management
LLC ('PIFM'). Pursuant to this
agreement, PIFM has responsibility for
all
investment advisory services and
supervises the subadviser's performance
of such
services. PIFM has entered into a
subadvisory agreement with The
Prudential
Investment Corporation ('PIC'); PIC
furnishes investment advisory services
in
connection with the management of the
Fund. PIFM pays for the services of PIC,
the cost of compensation of officers of
the Fund, occupancy and certain clerical
and bookkeeping costs of the Fund. The
Fund bears all other costs and expenses.
The management fee paid PIFM is computed
daily and payable monthly at an annual
rate of .55 of 1% of the average daily
net assets of the Portfolio.
The Fund has a distribution agreement
with Prudential Securities Incorporated
('PSI'), which acts as the distributor
of the Class A, B, C and Z shares of the
Fund. The Fund compensates PSI for
distributing and servicing the Fund's
Class
A, Class B and Class C shares, pursuant
to plans of distribution (the 'Class A,
B and C Plans'), regardless of expenses
actually incurred by PSI. The
distribution fees are accrued daily and
payable monthly. No distribution or
service fees are paid to PSI as
distributor of the Class Z shares of the
Fund.
Pursuant to the Class A, B and C Plans,
the Fund compensates PSI for
distribution-related activities at an
annual rate of up to .30 of 1%, 1% and
1%,
of the average daily net assets of the
Class A, B and C shares, respectively.
Such expenses under the Plans were .15
of 1%, .75 of 1%
----------------------------------------
----------------------------------------
                                     ---
--
                                       9

PRUDENTIAL GLOBAL LIMITED

MATURITY FUND, INC.
Notes to Financial Statements
(Unaudited)        LIMITED MATURITY
PORTFOLIO
----------------------------------------
----------------------------------------
and .75 of 1% of the average daily net
assets of the Class A, B and C shares,
respectively, for the six months ended
April 30, 1997.
PSI has advised the Fund that it has
received approximately $1,000 in front-
end
sales charges resulting from sales of
Class A shares during the six months
ended
April 30, 1997. From these fees, PSI
paid such sales charges to affiliated
broker-dealers, which in turn paid
commissions to salespersons and incurred
other distribution costs.
PSI has advised the Fund that for the
six months ended April 30, 1997, it
received approximately $9,000 in
contingent deferred sales charges
imposed upon
certain redemptions by Class B
shareholders.
The Fund, along with other affiliated
registered investment companies (the
'Funds'), entered into a credit
agreement (the 'Agreement') on December
31, 1996
with an unaffiliated lender. The maximum
commitment under the Agreement is
$200,000,000. The Agreement expires on
December 30, 1997. Interest on any such
borrowings outstanding will be at market
rates. The purpose of the Agreement is
to serve as an alternative source of
funding for capital share redemptions.
The
Fund has not borrowed any amounts
pursuant to the Agreement as of December
31,
1996. The Funds pay a commitment fee at
an annual rate of .055 of 1% on the
unused portion of the credit facility.
The commitment fee is accrued and paid
quarterly on a pro-rata basis by the
Funds.
PSI, PIFM and PIC are indirect, wholly-
owned subsidiaries of The Prudential
Insurance Company of America.
----------------------------------------
--------------------
Note 3. Other Transactions With
Affiliates
Prudential Mutual Fund Services LLC
('PMFS'), a wholly-owned subsidiary of
PIFM,
serves as the Fund's transfer agent and
during the six months ended April 30,
1997, the Portfolio incurred fees of
approximately $83,400 for the services
of
PMFS. As of April 30, 1997,
approximately $13,500 of such fees were
due to PMFS.
Transfer agent fees and expenses in the
Statement of Operations include certain
out-of-pocket expenses paid to non-
affiliates.
----------------------------------------
--------------------
Note 4. Portfolio Securities
Purchases and sales of investment
securities, other than short-term
investments
and options, for the six months ended
April 30, 1997 aggregated $20,024,601
and
$23,413,509, respectively.
The United States federal income tax
basis of the Fund's investments at April
30, 1997 was substantially the same as
for financial reporting purposes and,
accordingly, net unrealized depreciation of investments was $2,245,048 (gross unrealized appreciation--$780,522; gross unrealized depreciation--$3,025,570).
For federal income tax purposes, the
Portfolio had a capital loss
carryforward
as of October 31, 1996, of approximately
$51,432,700 of which $4,580,300 expires
in 2000, $32,949,600 expires in 2001,
$12,011,000 expires in 2002, $1,565,600
expires in 2003 and $326,200 expires in
2004. Accordingly, no capital gains
distributions are expected to be paid to shareholders until future net gains have been realized in excess of such carryforward.
At April 30, 1997, the Portfolio had
outstanding forward currency contracts
to
sell foreign currencies as follows:

                              Value at
Foreign Currency           Settlement
Date     Current
Sale Contracts               Receivable
Value       Appreciation
-------------------------- -------------
--   -----------   --------------
Deutschemarks,
  expiring 5/27/97........   $ 1,461,356
$ 1,444,350      $ 17,006
French Francs,
  expiring 5/27/97........     2,772,003
2,741,973        30,030
Irish Punts,
  expiring 5/27/97........     3,653,555
3,521,659       131,896
Japanese Yen,
  expiring 5/27/97........     2,549,801
2,531,134        18,667
Netherland Guilders,
  expiring 5/27/97........    16,133,241
15,932,097       201,144
Swiss Francs,
  expiring 5/27/97........     5,312,164
5,237,769        74,395
                           -------------
--   -----------   --------------
                             $31,882,120
$31,408,982      $473,138
                           -------------
--   -----------   --------------
                           -------------
--   -----------   --------------

----------------------------------------
--------------------
Note 5. Joint Repurchase Agreement
Account
The Portfolio, along with other
affiliated registered investment
companies,
transfers uninvested cash balances into
a single joint account, the daily
aggregate balance of which is invested
in one or more repurchase agreements
collateralized by U.S. Treasury or
Federal agency obligations. As of April
30,
1997, the Portfolio has a 0.62%
undivided interest in the repurchase
agreements
in the joint account. The undivided
interest for the Portfolio represents
$5,014,000 in principal amount. As of
such date,
----------------------------------------
----------------------------------------
                                     ---
--

PRUDENTIAL GLOBAL LIMITED

MATURITY FUND, INC.
Notes to Financial Statements
(Unaudited)        LIMITED MATURITY
PORTFOLIO
----------------------------------------
----------------------------------------
each repurchase agreement in the joint
account and the value of the collateral
therefor were as follows:
CS First Boston Corp., 5.50%, in the
principal amount of $208,000,000,
repurchase price $208,031,778, due
5/1/97. The value of the collateral
including
accrued interest was $214,501,123.
J.P. Morgan Securities, 5.42%, in the
principal amount of $208,000,000,
repurchase price $208,031,316, due
5/1/97. The value of the collateral
including
accrued interest was $212,160,231.
SBC Warburg, 5.30%, in the principal
amount of $144,000,000, repurchase price
$144,021,200, due 5/1/97. The value of
the collateral including accrued
interest
was $146,969,072.
Smith Barney, Inc., 5.25% and 5.44%, in
the principal amount of $43,121,000 and
$208,000,000 respectively, repurchase
price $43,127,288 and $208,031,431
respectively, due 5/1/97. The value of
the collateral including accrued
interest
was $256,144,337.
----------------------------------------
--------------------
Note 6. Capital
The Portfolio offers Class A, Class B,
Class C and Class Z shares. Class A
shares are sold with a front-end sales
charge of up to 3.0%. Class B shares are sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first year. Class B shares will automatically convert to
Class A shares on a quarterly basis
approximately five years after purchase.
A special exchange privilege is also
available for shareholders who qualified to purchase Class A shares at net asset value. Effective January 27, 1997, the
Fund commenced offering Class Z shares.
Class Z shares are not subject to any
sales or redemption charge and are
offered
exclusively for sale to a limited group
of investors. The Portfolio has
authorized 1.5 billion shares of common
stock at $.001 par value per share
equally divided into Class A, B, C and Z shares.
Transactions in shares of common stock
for the six months ended April 30, 1997
and the year ended October 31, 1996 were as follows.

Class A
Shares         Amount
------------------------------------  --
--------    ------------
Six months ended April 30, 1997:
Shares sold.........................
68,023    $    585,624
Shares issued in reinvestment of
  dividends and distributions.......
347,760       2,988,232
Shares reacquired...................
(1,200,364)    (10,343,117)
                                      --
--------    ------------
Net decrease in shares outstanding
  before conversion.................
(784,581)     (6,769,261)
Shares issued upon conversion from
  Class B...........................
3,327,488      28,918,138
                                      --
--------    ------------
Net increase in shares
  outstanding.......................
2,542,907    $ 22,148,877
                                      --
--------    ------------
                                      --
--------    ------------
Year ended October 31, 1996:
Shares sold.........................
2,325,511    $ 19,588,772
Shares acquired in connection with
  acquisition of Global Assets
  Portfolio.........................
2,681,423      22,872,535
Shares issued in reinvestment of
  dividends.........................
229,876       1,972,625
Shares reacquired...................
(2,553,129)    (21,903,466)
                                      --
--------    ------------
Net increase in shares outstanding
  before conversion.................
2,683,681      22,530,466
Shares issued upon conversion from
  Class B...........................
2,976,230      25,476,313
                                      --
--------    ------------
Net increase in shares
  outstanding.......................
5,659,911    $ 48,006,779
                                      --
--------    ------------
                                      --
--------    ------------
Class B
------------------------------------
Six months ended April 30, 1997:
Shares sold.........................
25,911    $    227,314
Shares issued in reinvestment of
  dividends and distributions.......
112,916         977,440
Shares reacquired...................
(414,120)     (3,604,293)
                                      --
--------    ------------
Net decrease in shares outstanding
  before conversion.................
(275,293)     (2,399,539)
Shares reacquired upon conversion
  into Class A......................
(3,314,055)    (28,918,138)
                                      --
--------    ------------
Net decrease in shares
  outstanding.......................
(3,589,348)   $(31,317,677)
                                      --
--------    ------------
                                      --
--------    ------------

----------------------------------------
----------------------------------------
                                     ---
--

PRUDENTIAL GLOBAL LIMITED

MATURITY FUND, INC.
Notes to Financial Statements
(Unaudited)        LIMITED MATURITY
PORTFOLIO
----------------------------------------
----------------------------------------

Class B
Shares         Amount
------------------------------------  --
--------    ------------
Year ended October 31, 1996:
Shares sold.........................
109,083    $    932,602
Shares issued in reinvestment of
  dividends.........................
286,095       2,446,729
Shares reacquired...................
(5,250,123)    (44,558,838)
                                      --
--------    ------------
Net decrease in shares outstanding
  before conversion.................
(4,854,945)    (41,179,507)
Shares reacquired upon conversion
  into Class A......................
(2,966,156)    (25,476,313)
                                      --
--------    ------------
Net decrease in shares
  outstanding.......................
(7,821,101)   $(66,655,820)
                                      --
--------    ------------
                                      --
--------    ------------
Class C
------------------------------------
Six months ended April 30, 1997:
Shares sold.........................
8,706    $     75,204
Shares issued in reinvestment of
  dividends and distributions.......
443           3,811
Shares reacquired...................
(38)           (326)
                                      --
--------    ------------
Net increase in shares
  outstanding.......................
9,111    $     78,689
                                      --
--------    ------------
Year ended October 31, 1996:
Shares sold.........................
5,939    $     52,000
Shares issued in reinvestment of
  dividends.........................
21             184
                                      --
--------    ------------
Increase in shares outstanding......
5,960    $     52,184
                                      --
--------    ------------
                                      --
--------    ------------
Class Z
------------------------------------
January 27, 1997(a) through
  April 30, 1997:
Shares sold.........................
23    $        200
Shares issued in reinvestment of
  dividends and distributions.......
1               1
                                      --
--------    ------------
Increase in shares outstanding......
24    $        201
                                      --
--------    ------------
                                      --
--------    ------------
---------------
(a) Commencement of offering Class Z
shares.

----------------------------------------
----------------------------------------
                                     ---
--

PRUDENTIAL GLOBAL LIMITED

MATURITY FUND, INC.
Financial Highlights (Unaudited)
LIMITED MATURITY PORTFOLIO
----------------------------------------
----------------------------------------

Class A

----------------------------------------
--------------------------------

Six Months

Ended                         Year Ended
October 31,

April 30,      -------------------------
--------------------------------

1997         1996        1995
1994         1993         1992

----------     -------     -------     -
------     --------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period......    $    8.82     $  8.39
$  8.56     $  9.29     $   9.16     $
9.97

----------     -------     -------     -
------     --------     --------
Income from investment operations
Net investment
income.....................          .30
 .60         .61         .70          .97
 .96
Net realized and unrealized gain (loss)
on
   investment and foreign currency

transactions...........................
(.08)        .40        (.21)
(.86)        (.26)        (.95)

----------     -------     -------     -
------     --------     --------
   Total from investment
operations.......          .22
1.00         .40        (.16)
 .71          .01

----------     -------     -------     -
------     --------     --------
Less distributions
Dividends from net investment
income......         (.30)       (.57)
(.48)         --         (.58)
(.82)
Distributions in excess of net
investment

income.................................
(.26)         --          --          --
--           --
Tax return of capital
distributions.......           --
--        (.09)       (.57)          --
--

----------     -------     -------     -
------     --------     --------
   Total
distributions....................
(.56)       (.57)       (.57)
(.57)        (.58)        (.82)

----------     -------     -------     -
------     --------     --------
Net asset value, end of
period............    $    8.48     $
8.82     $  8.39     $  8.56     $
9.29     $   9.16

----------     -------     -------     -
------     --------     --------

----------     -------     -------     -
------     --------     --------
TOTAL
RETURN(a):..........................
2.54%      12.35%       4.92%
(1.89)%       7.96%       (0.07)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)...........    $  87,962
$69,051     $18,216     $28,841     $
59,458     $101,358
Average net assets
(000)..................    $  79,214
$53,284     $20,153     $38,000     $
70,347     $119,171
Ratios to average net assets:
   Expenses, including distribution

fees................................
1.34%(b)    1.32%       1.21%
1.17%        1.02%        1.08%
   Expenses, excluding distribution

fees................................
1.19%(b)    1.17%       1.06%
1.02%         .87%         .93%
   Net investment
income..................
7.04%(b)    7.12%       7.25%
7.67%       10.81%        9.93%
For Class A, B, C and Z shares
   Portfolio turnover
rate................           21%
101%        199%        232%
307%         180%

---------------
(a) Total return does not consider the
effects of sales loads. Total return is
    calculated assuming a purchase of
shares on the first day and a sale on
the
    last day of each period reported and
includes reinvestment of dividends and
    distributions. Total returns for
periods less than a full year are not
    annualized.
(b) Annualized.
----------------------------------------
----------------------------------------
                                     ---
--
See Notes to Financial Statements.
13

PRUDENTIAL GLOBAL LIMITED

MATURITY FUND, INC.
Financial Highlights (Unaudited)
LIMITED MATURITY PORTFOLIO
----------------------------------------
----------------------------------------

Class B

----------------------------------------
-----------------------------------

Six Months

Ended                           Year
Ended October 31,

April 30,      -------------------------
-----------------------------------

1997          1996         1995
1994         1993         1992

----------     --------     --------
--------     --------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period......    $    8.85     $   8.42
$   8.56     $   9.29     $   9.16     $
9.97

----------     --------     --------
--------     --------     --------
Income from investment operations
Net investment
income.....................          .28
 .55          .56          .62
 .88          .88
Net realized and unrealized gain (loss)
on
   investment and foreign currency

transactions...........................
(.09)         .40         (.19)
(.86)        (.26)        (.95)

----------     --------     --------
--------     --------     --------
   Total from investment
operations.......          .19
 .95          .37         (.24)
 .62         (.07)

----------     --------     --------
--------     --------     --------
Less distributions
Dividends from net investment
income......         (.28)        (.52)
(.43)          --         (.49)
(.74)
Distributions in excess of net
investment

income.................................
(.25)          --           --
--           --           --
Tax return of capital
distributions.......           --
--         (.08)        (.49)          -
-           --

----------     --------     --------
--------     --------     --------
   Total
distributions....................
(.53)        (.52)        (.51)
(.49)        (.49)        (.74)

----------     --------     --------
--------     --------     --------
Net asset value, end of
period............    $    8.51     $
8.85     $   8.42     $   8.56     $
9.29     $   9.16

----------     --------     --------
--------     --------     --------

----------     --------     --------
--------     --------     --------
TOTAL
RETURN(a):..........................
2.21%       11.61%        4.60%
(2.62)%       7.00%       (0.86)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)...........    $  12,544     $
44,804     $108,454     $188,966
$375,013     $606,899
Average net assets
(000)..................    $  28,164
$ 70,794     $139,248     $281,143
$474,175     $814,734
Ratios to average net assets:
   Expenses, including distribution

fees................................
1.94%(b)     1.92%        1.83%
1.97%        1.87%        1.93%
   Expenses, excluding distribution

fees................................
1.19%(b)     1.17%        1.08%
1.02%         .87%         .93%
   Net investment
income..................
6.37%(b)     6.51%        6.61%
6.82%        9.42%        9.05%

---------------
(a) Total return does not consider the
effects of sales loads. Total return is
    calculated assuming a purchase of
shares on the first day and a sale on
the
    last day of each period reported and
includes reinvestment of dividends and
    distributions. Total returns for
periods of less than a full year are not
    annualized.
(b) Annualized.
----------------------------------------
----------------------------------------
                                     ---
--
See Notes to Financial Statements.
14

PRUDENTIAL GLOBAL LIMITED

MATURITY FUND, INC.
Financial Highlights (Unaudited)
LIMITED MATURITY PORTFOLIO
----------------------------------------
----------------------------------------

Class C
Class Z

----------------------------------------
------------------     -----------

August 1,      January 27,

Six Months
1994(c)         1997(d)

Ended          Year Ended October 31,
Through         Through

April 30,      -------------------------
--     October 31,      April 30,

1997           1996            1995
1994            1997

----------     -----------     ---------
--     -----------     -----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period......    $    8.85       $  8.42
$  8.56        $    8.61       $    8.57

----------     -----------     ---------
--     -----------     -----------
Income from investment operations
Net investment
income.....................          .28
 .55             .54              .14
 .08
Net realized and unrealized gain (loss)
on
   investment and foreign currency

transactions...........................
(.09)          .40            (.17)
(.06)           (.01)

----------     -----------     ---------
--     -----------     -----------
   Total from investment
operations.......          .19
 .95             .37              .08
 .07

----------     -----------     ---------
--     -----------     -----------
Less distributions
Dividends from net investment
income......         (.28)         (.52)
(.43)              --            (.08)
Distributions in excess of net
investment

income.................................
(.25)           --              --
--            (.07)
Tax return of capital
distributions.......           --
--            (.08)            (.13)
--

----------     -----------     ---------
--     -----------     -----------
   Total
distributions....................
(.53)         (.52)           (.51)
(.13)           (.15)

----------     -----------     ---------
--     -----------     -----------
Net asset value, end of
period............    $    8.51       $
8.85         $  8.42        $    8.56
$    8.49

----------     -----------     ---------
--     -----------     -----------

----------     -----------     ---------
--     -----------     -----------
TOTAL
RETURN(a):..........................
2.21%        11.61%           4.60%
0.75%           0.66%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)...........    $     129       $
54         $   755(e)     $     200(e)
$     200(e)
Average net assets
(000)..................    $      99
$     4         $ 1,461(e)     $
199(e)    $      43(e)
Ratios to average net assets:
   Expenses, including distribution

fees................................
1.94%(b)      1.92%           1.70%
 .93%(b)        1.16%(b)
   Expenses, excluding distribution

fees................................
1.19%(b)      1.17%            .95%
 .18%(b)        1.16%(b)
   Net investment
income..................
6.50%(b)      6.35%           6.43%
7.02%(b)       18.96%(b)

---------------
(a) Total return does not consider the
effects of sales loads. Total return is
    calculated assuming a purchase of
shares on the first day and a sale on
the
    last day of each period reported and
includes reinvestment of dividends and
    distributions. Total returns for
periods of less than a full year are not
    annualized.
(b) Annualized.
(c) Commencement of offering of Class C
shares.
(d) Commencement of offering of Class Z
shares.
(e) Figures are actual and not rounded
to the nearest thousand.
----------------------------------------
----------------------------------------
                                     ---
--
See Notes to Financial Statements.
15

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077

(800) 225-1852
http://www.prudential.com

Directors
Edward D. Beach
Delayne Dedrick Gold
Robert F. Gunia
Donald D. Lennox
Douglas H. McCorkindale
Mendel A. Melzer
Thomas T. Mooney
Stephen P. Munn
Richard A. Redeker
Robin B. Smith
Louis A. Weil, III
Clay T. Whitehead

Officers
Richard A. Redeker, President
Susan C. Cote, Vice President
Thomas A. Early, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Caren A. Cunningham, Assistant Secretary

Manager
Prudential Investments Fund Management
LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07101

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Auditors
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL 60610-4795

The views expressed in this report and
information about the Fund's portfolio
holdings are for the period covered by
this report and are subject to change
thereafter.

The accompanying financial statements as of April 30, 1997 were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for
distribution to prospective investors
unless
preceded or accompanied by a current
prospectus.

(LOGO)
Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852

  BULK RATE
 U.S. POSTAGE
   PAID
Permit 6807
New York, NY

74433F108
74433F207         MF144E2
74433F504         Cat#4443640
74433F603